Note 2 - Segment Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Three Months Ended September 30, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$3,267	$843	$—	$4,110
Gross profit	1,023	235	—	1,258
Operating loss	(1,435)	(6)	—	(1,441)
Interest expense, net	(106)	—	—	(106)
Depreciation and amortization	151	1	—	152
Stock-based compensation expense	186	9	—	195
Expenditures for fixed assets	(8)	—	—	(8)

As of September 30, 2014
Total assets	10,542	1,865	(2,358)	10,049

Three Months Ended September 30, 2013
Net sales	$3,399	$569	$—	$3,968
Gross profit	981	214	—	1,195
Operating loss	(1,345)	62	—	(1,283)
Interest expense, net	(44)	—	—	(44)
Depreciation and amortization	170	3	—	173
Stock-based compensation expense	(221)	(6)	—	(227)
Expenditures for fixed assets	46	—	—	46

As of September 30, 2013
Total assets	11,240	1,333	(1,840)	10,733
Six Months Ended September 30, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$6,327	$1,535	$—	$7,862
Gross profit	1,921	486	—	2,407
Operating loss	(3,273)	(46)	—	(3,319)
Interest expense, net	(189)	—	—	(189)
Depreciation and amortization	314	4	—	318
Stock-based compensation expense	328	21	—	349
Expenditures for fixed assets	17	—	—	17

Six Months Ended September 30, 2013
Net sales	$6,428	$1,192	$—	$7,620
Gross profit	1,774	501	—	2,275
Operating loss	(3,732)	60	—	(3,672)
Interest expense, net	(85)	—	—	(85)
Depreciation and amortization	355	7	—	362
Stock-based compensation expense	309	19	—	328
Expenditures for fixed assets	46	—	—	46

*	Adjustments

	As of September 30,
	2014	2013
Intercompany eliminations	$(1,672)	$(1,154)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,358)	$(1,840)

Fiscal Year Ended March 31,	Medical	Industrial	Adjustments*	Consolidated
2014
Net sales	$14,133	$2,975	$—	$17,108
Gross profit	3,469	1,029	—	4,498
Operating loss	(7,435)	(9)	—	(7,444)
Depreciation and amortization	684	11	—	695
Assets	11,243	1,775	(2,185)	10,833
Expenditures for fixed assets	53	—	—	53

2013
Net sales	$11,630	$3,657	$—	$15,287
Gross profit	3,102	1,240	—	4,342
Operating loss	(8,381)	(96)	—	(8,477)
Depreciation and amortization	772	23	—	795
Assets	11,833	1,466	(1,922)	11,377
Expenditures for fixed assets	95	—	—	95

*	Adjustments
	March 31,
	2014	2013
Intercompany eliminations	$(1,499)	$(1,236)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,185)	$(1,922)

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
*	Adjustments
	As of September 30,
	2014	2013
Intercompany eliminations	$(1,672)	$(1,154)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,358)	$(1,840)

*	Adjustments
	March 31,
	2014	2013
Intercompany eliminations	$(1,499)	$(1,236)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,185)	$(1,922)

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	Fiscal Year Ended March 31,
	2014	2013
Operating loss	$(7,444)	$(8,477)
Interest expense, net	(191)	(499)
Debt cost expense	(43)	(272)
Loss on extinguishment of debt	—	(1,244)
Other, net	(24)	(53)
Loss before provision for income taxes	$(7,702)	$(10,545)

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Fiscal Year Ended March 31,
	2014		2013
United States	$11,435	67%	$10,296	67%
Europe	4,642	27%	3,527	23%
Asia and Australia	349	2%	345	2%
Canada	274	2%	471	3%
Middle East and Africa	254	1%	468	3%
Central and South America	154	1%	180	2%
Net sales	$17,108	100%	$15,287	100%